Subsequent Event	12 Months Ended
Mar. 31, 2024
Events after reporting period [Abstract]
Subsequent Event	Subsequent EventSubsequent to March 31, 2024, the Company made a formal decision to exit from its operations in Uruguay that is operated through its wholly-owned subsidiary ICC Labs Inc. (“ICC”). ICC has total net assets of $13.8 million as at March 31, 2024, primarily consisting of property, plant and equipment. During the year ended March 31, 2024, ICC incurred operating losses of approximately $2.0 million. The Company is still evaluating its options for disposal.